7. Stockholders' Equity (Details Narrative March 2016) - Asset Purchase Agreement [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stock issued with APA, shares issued		333,334
Stock available for issuance	3,045,455
Warrants issued	353,563
Warrant term	5 years
Date exercisable	Mar. 31, 2016
Risk free interest rate	1.42%
Expected volatility	135.00%
Warrant fair value at grant date	$ 1,700,000
Debt discount	$ 1,700,000